Segment Information - Schedule of Summarized Segment Information (Details) - USD ($) $ in Millions		3 Months Ended						9 Months Ended
		Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Segment Reporting Information [Line Items]
Operating revenues		$ 1,510			$ 1,451			$ 4,072	$ 3,869
Operation and maintenance	[1]	531			523			1,505	1,471
Other segment items	[2]	71			73			203	209
Depreciation and amortization		245			226			722	663
Interest expense		167			158			497	453
Interest income		(3)			(23)			(18)	(67)
Provision for (benefit from) income taxes		112			115			265	267
Net income attributable to common shareholders		387	$ 315	$ 196	379	$ 289	$ 205	898	873
Total assets		37,227			34,748			37,227	34,748	$ 35,442
Cash paid for capital expenditures		888			797			2,407	2,078
Operating Segments | Regulated Businesses
Segment Reporting Information [Line Items]
Operating revenues		1,403			1,343			3,782	3,570
Operation and maintenance	[1]	440			433			1,266	1,234
Other segment items	[2]	68			70			204	205
Depreciation and amortization		242			224			714	654
Interest expense		131			122			384	352
Interest income		(1)			(1)			(5)	(3)
Provision for (benefit from) income taxes		116			112			273	256
Net income attributable to common shareholders		407			383			946	872
Total assets		35,136			31,874			35,136	31,874
Cash paid for capital expenditures		879			792			2,388	2,070
Other
Segment Reporting Information [Line Items]
Operating revenues		107			108			290	299
Operation and maintenance	[1]	91			90			239	237
Other segment items	[2]	3			3			(1)	4
Depreciation and amortization		3			2			8	9
Interest expense		36			36			113	101
Interest income		(2)			(22)			(13)	(64)
Provision for (benefit from) income taxes		(4)			3			(8)	11
Net income attributable to common shareholders		(20)			(4)			(48)	1
Total assets		2,091			2,874			2,091	2,874
Cash paid for capital expenditures		$ 9			$ 5			$ 19	$ 8

[1]	Significant segment expense.
[2]	Other segment items included in segment net income includes General taxes, Other operating expenses, Non-operating benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.